Average Annual Total Returns - Invesco High Yield Bond Factor Fund	Class A InceptionDate	Class A 1Year	Class A 5Years	Class A SinceInception	Class A Return After Taxes on Distributions 1Year	Class A Return After Taxes on Distributions 5Years	Class A Return After Taxes on Distributions SinceInception	Class A Return After Taxes on Distributions and Sale of Fund Shares 1Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5Years	Class A Return After Taxes on Distributions and Sale of Fund Shares SinceInception	Class C InceptionDate	Class C 1Year	Class C 5Years	Class C SinceInception	Class R InceptionDate	Class R 1Year	Class R 5Years	Class R SinceInception	Class Y InceptionDate	Class Y 1Year	Class Y 5Years	Class Y SinceInception	Class R5 InceptionDate	Class R5 1Year	Class R5 5Years		Class R5 SinceInception		Class R6 InceptionDate	Class R6 1Year	Class R6 5Years	Class R6 SinceInception	Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Cap Index (reflects no deduction for fees, expenses or taxes) 1Year	Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Cap Index (reflects no deduction for fees, expenses or taxes) 5Years	Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Cap Index (reflects no deduction for fees, expenses or taxes) SinceInception
Total	Nov. 08, 2013	2.04%	5.72%	3.55%	(0.23%)	3.44%	1.33%	1.10%	3.35%	1.66%	Nov. 08, 2013	4.81%	5.88%	3.44%	Nov. 08, 2013	6.32%	6.39%	3.92%	Nov. 08, 2013	6.86%	6.96%	4.48%	May 24, 2019	6.86%	6.73%	[1]	4.23%	[1]	Nov. 08, 2013	6.75%	7.00%	4.52%	7.05%	8.57%	5.81%

[1]	Performance shown prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class.